Accounts Payable, Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other include the following:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable	$838.0	$1,098.9
Product support reserves	360.3	310.4
Accrued expenses	261.7	209.9
Accrued capital expenditures	241.1	245.5
Salaries and wages	210.3	197.4
Other	256.9	315.3

	$2,168.3	$2,377.4